CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 11,998,976	$ 1,838,924	¥ 6,777,922	¥ 4,128,931
Cost of revenues	(9,158,800)	(1,403,648)	(5,587,673)	(3,273,493)
Gross profit	2,840,176	435,276	1,190,249	855,438
Operating expenses:
Sales and marketing expenses	(3,492,091)	(535,186)	(1,198,516)	(585,758)
General and administrative expenses	(976,082)	(149,592)	(592,497)	(461,165)
Research and development expenses	(1,512,966)	(231,872)	(894,411)	(537,488)
Total operating expenses	(5,981,139)	(916,650)	(2,685,424)	(1,584,411)
Loss from operations	(3,140,963)	(481,374)	(1,495,175)	(728,973)
Other income:
Investment income, net (including impairments)	28,203	4,322	96,610	96,440
Interest income	83,301	12,766	162,782	68,706
Interest expense	(108,547)	(16,636)	(46,543)
Exchange (losses)/gains	41,717	6,393	(11,789)	(1,661)
Others, net	95,641	14,660	26,412	26,455
Total other income, net	140,315	21,505	227,472	189,940
Loss before tax	(3,000,648)	(459,869)	(1,267,703)	(539,033)
Income tax	(53,369)	(8,180)	(35,867)	(25,988)
Net loss	(3,054,017)	(468,049)	(1,303,570)	(565,021)
Accretion to redeemable noncontrolling interests	(4,292)	(658)
Accretion to Pre-IPO Preferred Shares redemption value | ¥				(64,605)
Net loss attributable to noncontrolling interests	46,605	7,143	14,597	13,301
Net loss attributable to the Bilibili Inc.'s shareholders	(3,011,704)	(461,564)	(1,288,973)	(616,325)
Net loss	(3,054,017)	(468,049)	(1,303,570)	(565,021)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(325,100)	(49,823)	140,152	296,030
Total other comprehensive income/(loss)	(325,100)	(49,823)	140,152	296,030
Total comprehensive loss	(3,379,117)	(517,872)	(1,163,418)	(268,991)
Accretion to redeemable noncontrolling interests	(4,292)	(658)
Accretion to Pre-IPO Preferred Shares redemption value | ¥				(64,605)
Net loss attributable to noncontrolling interests	46,605	7,143	14,597	13,301
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (3,336,804)	$ (511,387)	¥ (1,148,821)	¥ (320,295)
Net loss per share/ADS, basic | (per share)	¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Net loss per share/ADS, diluted | (per share)	¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 37,087	$ 5,684	¥ 23,281	¥ 28,173
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	40,808	6,254	14,269	11,499
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	181,753	27,855	68,497	102,544
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 126,250	$ 19,349	¥ 66,503	¥ 38,977
ADSs
Other comprehensive income/(loss):
Net loss per share/ADS, basic | (per share)	¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Net loss per share/ADS, diluted | (per share)	¥ (8.71)	$ (1.33)	¥ (3.99)	¥ (2.64)
Weighted average number of ordinary shares/ADSs, basic | shares	345,816,023	345,816,023	323,161,680	233,047,703
Weighted average number of ordinary shares/ADSs, diluted | shares	345,816,023	345,816,023	323,161,680	233,047,703
Ordinary shares
Other comprehensive income/(loss):
Weighted average number of ordinary shares/ADSs, basic | shares	345,816,023	345,816,023	323,161,680	233,047,703
Weighted average number of ordinary shares/ADSs, diluted | shares	345,816,023	345,816,023	323,161,680	233,047,703